Sales Inducements (Tables) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Sales Inducements [Abstract]
Changes in Deferred Sales Inducements

	For the years ended December 31,
	2013	2012	2011
Balance, beginning of period	$118	$186	$197
Sales inducements deferred	—	4	6
Amortization—Unlock	(3)	(59)	(4)
Amortization charged to income	(8)	(13)	(13)
Amortization related to business dispositions [1]	(71)	—	—
Balance, end of period	$36	$118	$186

Changes in deferred sales inducement
Balance, end of period	$ 36	$ 118	$ 186	$ 197